LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

11.  LONG-TERM INVESTMENTS

The details of long-term investments as of December 31, 2018 are as follows:

	2018
			Adjustment
			on initial					Share of other
	Percentage of	Beginning	application of	Additions	Changes of	Share of net		comprehensive	Ending
	ownership	balance	IFRS 9	(deductions)	net Fair Value	profit (loss)	Dividend	income	balance
Long-term investments in associated companies:
Tiphone[a]	24.00	1,539	—	—	—	87	(9)	(15)	1,602
Indonusa[c]	20.00	221	—	—	—	(11)	—	—	210
Teltranet[g]	51.00	18	—	—	—	(19)	—	1	0
ILCS[e]	49.00	43	—	—	—	1	0	0	44
GSN[f]	45.00	14	—	—	—	0	—	—	14
Others[h]	25.00-32.00	4	—	84	—	(5)	0	0	83
Sub-total		1,839	—	84	—	53	(9)	(14)	1,953
Other long-term investments		309	69	253	78	—	—	—	709
Total long-term invesment		2,148	69	337	78	53	(9)	(14)	2,662

Summarized financial information of the Group’s investments accounted for under the equity method for 2018*:

	Tiphone	Indonusa	Teltranet	ILCS	GSN	Others
Statements of financial position
Current assets	7,615	449	269	132	15	223
Non-current assets	892	310	116	47	169	644
Current liabilities	(1,466)	(572)	(269)	(87)	(1)	(687)
Non-current liabilities	(3,062)	(297)	(138)	(2)	(152)	(1,883)
Equity (deficit)	3,979	(110)	(22)	90	31	(1,703)
Statements of profit or loss and other comprehensive income
Revenues	29,228	824	206	164	5	117
Operating expenses	(28,337)	(583)	(264)	(162)	(5)	(279)
Other income (expenses) including finance costs - net	(391)	(39)	(13)	1	0	(43)
Profit (loss) before tax	500	202	(71)	3	0	(205)
Income tax benefit (expense)	(138)	(55)	12	(1)	—	(1)
Profit (loss) for the year	362	147	(59)	2	0	(206)
Other comprehensive income (loss)	(63)	(2)	1	—	—	—
Total comprehensive income (loss) for the year	299	145	(58)	2	0	(206)

*     The summarized financial information of associated companies above were prepared under Indonesian Financial Accounting Standards

The details of long-term investments as of December 31, 2019 are as follows:

	2019
							Share of other
	Percentage of	Beginning	Additions	Changes of	Share of net		comprehensive		Ending
	ownership	balance	(deductions)	Fair Value	profit (loss)	Dividend	income	Impairment	balance
Long-term investments in associated companies:
Tiphone[a]	24.00	1,602	—	—	88	(11)	19	(1,172)	526
Finarya[b]	26.58	—	484	—	(217)	—	—	—	267
Indonusa[c]	20.00	210	—	—	—	—	—	—	210
Jalin[d]	33.00	—	70	—	7	—	(0)	—	77
ILCS[e]	49.00	44	—	—	(13)	—	0	—	31
GSN[f]	45.00	14	—	—	(1)	—	—	—	13
Teltranet[g]	51.00	0	34	—	(24)	—	1	—	11
Others[h]	6.32-32.00	83	(2)	—	(6)	—	—	—	75
Sub-total		1,953	586	—	(166)	(11)	20	(1,172)	1,210
Other long-term investments		709	215	65	—	—	—	—	989
Total long-term invesment		2,662	801	65	(166)	(11)	20	(1,172)	2,199

Summarized financial information of the Group’s investments accounted for under the equity method for 2019*:

	Tiphone	Finarya	Indonusa	Jalin	ILCS	GSN	Teltranet	Others
Statements of financial position
Current assets	8,165	2,382	495	100	119	17	291	629
Non-current assets	778	132	253	222	41	169	66	4,050
Current liabilities	(3,824)	(1,533)	(534)	(78)	(95)	(2)	(356)	(1,099)
Non-current liabilities	(741)	(3)	(278)	(10)	(2)	(155)	(58)	(5,128)
Equity (deficit)	4,378	978	(64)	234	63	29	(57)	(1,548)
Statements of profit or loss and other comprehensive income
Revenues	28,442	38	794	205	206	7	195	797
Operating expenses	(27,621)	(877)	(738)	(148)	(212)	(9)	(242)	(840)
Other income (expenses) including finance costs - net	(321)	17	1	2	(16)	(0)	(15)	(128)
Profit (loss) before tax	500	(822)	57	59	(22)	(2)	(62)	(171)
Income tax benefit (expense)	(138)	1	(10)	(17)	(4)	(0)	(43)	(1)
Profit (loss) for the year	362	(821)	47	42	(26)	(2)	(105)	(172)
Other comprehensive income (loss)	77	—	(1)	(0)	0	—	2	—
Total comprehensive income (loss) for the year	439	(821)	46	42	(26)	(2)	(103)	(172)

*    The summarized financial information of associated companies above were prepared under Indonesian Financial Accounting Standards

[a]

Tiphone was established on June 25, 2008 as PT Tiphone Mobile Indonesia Tbk. Tiphone is engaged in the telecommunication equipment business, such as cellullar phone including spare parts, accessories, rechargeable credit vouchers, repair service, and content provider through its subsidiaries. On September 18, 2014, the Company through PINS acquired 25% ownership in Tiphone for Rp1,395 billion.

As of December 31, 2018 and 2019, the fair value of the investment were amounted to Rp1,649 billion and Rp526 billion, respectively. The fair value was calculated by multiplying the number of shares by the published price quotation as of December 31, 2018 and 2019  amounting to Rp940 and Rp300 per share, respectively.

Reconciliation of financial information to the carrying amount of long-term investment in Tiphone as of December 31, 2018 and 2019 is as follows:

	2018	2019
Assets	8,507	8,943
Liabilities	(4,528)	(4,565)
Net assets	3,979	4,378
Group’s proportionate share of net assets (24.00% in 2018 and 2019)	955	1,051
Goodwill	647	647
Impaiment	—	(1,172)
Carrying amount of long-term investment	1,602	526

[b]

On January 21, 2019, Telkomsel established of PT Fintek Karya Nusantara ("Finarya "), a subsidiary, with an initial investment amounted to Rp25 billion and on February 22, 2019 Telkomsel transferred its assets amounted to Rp150 billion to Finarya. For this transaction, Telkomsel obtained 2,499 and 14,974 shares, respectively (equal to 100% ownership). Telkomsel with PT Mandiri Capital Indonesia, PT BRI Ventura Indonesia, PT BNI Sekuritas, PT Jasamarga Tollroad Operator, PT Dana Tabungan dan Asuransi Pegawai Negeri (Persero), PT Pertamina Retail, PT Kereta Commuter Indonesia ("KCI"), PT Asuransi Jiwasraya (Persero), and PT Danareksa Capital, entered in to shareholder agreement on July 31, 2019, October 31, 2019, and December 31, 2019 relating to the increase in issued and paid up capital made by each shareholder. On December 31, 2019, Telkomsel owned 48,530 shares or equivalent to 26.58% ownership.

[c]

Indonusa had been a subsidiary of the Company until 2013 when the Company disposed 80% of its shares ownership in Indonusa. On May 14, 2014, based on the Circular Resolution of the Stockholders of Indonusa as covered by notarial deed No. 57 dated April 23, 2014 of FX Budi Santoso Isbandi, S.H., which was approved by the MoLHR in its Letter No. AHU-02078.40.20.2014 dated April 29, 2014, Indonusa’s stockholders approved an increase in its issued and fully paid capital by Rp80 billion. The Company waived its right to own the new shares issued and transferred it to Metra, as the result, Metra’s ownership in Indonusa increased to 4.33% and the Company’s ownership become 15.67%.

[d]	Jalin was previously a subsidiary. On June 19, 2019 the company sold 67% of its shares to PT Danareksa (Persero) ("Danareksa") amounted to Rp395 billion.
[e]	PT Integrasi Logistik Cipta Solusi ("ILCS") is engaged in providing E-trade logistic services and other related services.
[f]	On August 31, 2017, NSI and third party established PT Graha Sakura Nusantara ("GSN") which engaged in real estate, residential and apartment marketing business.
[g]

Investment in Teltranet is accounted for under the equity method, which covered by an agreement between Metra and Telstra Holding Singapore Pte. Ltd. dated August 29, 2014. Teltranet is engaged in communication system services. Metra does not have control to determine the financial and operating policies of Teltranet.

[h]	The unrecognized share of losses in other investments cumulatively as of December 31, 2019 was amounting to Rp480 billion.